Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Balances and Transactions
4.	Related party balances and transactions
The table below sets major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Cunjun Ma	Chief Executive Officer and Director of the Group
Individual Director or Officer	Directors or Officers of the Group
Shareholders and minority shareholders	Shareholders and minority shareholders

	As of
	December 31, 2019	December 31, 2020
	RMB	RMB

Amounts due from related parties
Shareholders	280	251

	280	251

As of
	December 31, 2019	December 31, 2020
	RMB	RMB

Amounts due to related parties
Cunjun Ma	465	—

	465	—

The amount due from related parties represents the advance miscellaneous fees for shareholders.
The amount due to Mr. Cunjun Ma as at December 31, 2019 represents the general expenses paid by Mr. Cunjun Ma in advance. The amount has been repaid by the Company in full in April 2020.